Summary of Significant Accounting Policies (Basic Earnings (Loss) Per Share) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 2,345			$ 2,022		$ 1,627	$ 1,894	$ 2,044	$ 963	$ 4,339	$ 3,827	$ 7,804	$ 6,528	$ 5,701
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS		$ 2,076	$ 1,901	$ 2,022	$ 1,805	$ 1,408	$ 1,802	$ 1,952	$ 876			$ 7,804	$ 6,038	$ 5,351
Weighted average common shares outstanding	4,234,291			4,227,992						4,234,525	4,227,362	4,229,284	4,106,548	3,495,705
Basic earnings per common share	$ 0.55	$ 0.49	$ 0.45	$ 0.48	$ 0.43	$ 0.35	$ 0.43	$ 0.46	$ 0.23	$ 1.02	$ 0.91	$ 1.85	$ 1.47	$ 1.53
Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividends on preferred stock													$ 373	$ 350
Preferred stock redemption premium													100
Series C Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividends on preferred stock						$ 9	$ 4	$ 4					$ 17